PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2011

Advances to suppliers	$13,543,566	$5,733,241
Prepaid expenses	7,901,897	11,188,313
Barter goods	1,038,703	5,463,771
Deposit for DMG Acquisition	4,000,000	4,000,000
Deposit for acquisitions of advertising agency businesses	2,442,415	—
Other deposits	400,593	2,697,970
Staff advances	827,904	552,213
Interest receivable	262,841	66,549
Other current assets	1,614,024	4,576,096
	$32,031,943	$34,278,153

Advances to suppliers mainly represent prepayment for media costs.  Other deposits mainly represent deposits for media cost agreements that will expire within one year.